Fair Value Measurements - Schedule of Initial Measurement (Details) (10-K)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 $ / shares
Exercise price			$ 11.50
Fair value of units			$ 10.04
Contractual term (years)	1 year	1 year	6 years
Volatility [Member]
Fair value measurement input			11.00
Risk-Free Rate [Member]
Fair value measurement input			1.62